Financial Assets and Financial Liabilities - (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Current and non-current financial assets
A.
Current and non-current financial assets

	June 30, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	34,819	—	29,243
Other receivables	—	464	—	428
Loans to employees	180	—	180	—
Trade and other financial receivables	180	35,283	180	29,671
Guarantee deposit	1,097	—	1,170	—
Non-current financial assets	1,097	—	1,170	—
Guarantee deposit	—	164	—	209
Financial investments	—	4,914	—	25,901
Other current financial assets	—	5,078	—	26,110
Total	1,277	40,361	1,350	55,781

Summary of Financial assets by class and category
C.
Financial assets by class and category

		June 30, 2025
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	34,819	—	—	34,819
Other receivables	464	—	—	464
Loans to employees	180	—	—	180
Trade and other financial receivables	35,463	—	—	35,463
Guarantee deposit	1,097	—	—	1,097
Non-current financial assets	1,097	—	—	1,097
Guarantee deposit	164	—	—	164
Financial investments	326	4,318	270	4,914
Other current financial assets	490	4,318	270	5,078
Total	37,050	4,318	270	41,638

		December 31, 2024
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	29,243			29,243
Other receivables	428			428
Loans to employees	180			180
Trade and other financial receivables	29,851	—	—	29,851
Guarantee deposit	1,170			1,170
Non-current financial assets	1,170	—	—	1,170
Guarantee deposit	209			209
Financial investments	323	25,303	275	25,901
Other current financial assets	532	25,303	275	26,110
Total	31,553	25,303	275	57,131

Summary of Loans and borrowings
A.
Loans and borrowings

	June 30, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans	79,765	24,067	66,659	43,179
Working capital line of credit	—	77,713	—	88,631
Loans and borrowings	79,765	101,780	66,659	131,810
Derivative warrant liabilities	—	869	—	2,168
Lease liabilities (see note 9)	30,532	4,314	31,742	4,664
Total	110,297	106,963	98,401	138,642

Summary of Details of the maturities, by year, of the principals and interest

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2025 and December 31, 2024, are as follows:

(In thousand Euros)	June 30, 2025		December 31, 2024
1 July 2025 - 30 June 2026 (*)	107,902	2025	139,103
1 July 2026 - 30 June 2027	46,375	2026	33,962
1 July 2027 - 30 June 2028	23,087	2027	21,545
1 July 2028 - 30 June 2029	11,793	2028	13,814
1 July 2029 - 30 June 2030	2,454	2029	3,356
More than five years	1,709	More than five years	2,554
	193,320		214,334

(*) Of the amounts maturing between July 1, 2025 and June 30, 2026, those falling due from May 2026 onwards amount to €61,716 thousand.

Summary of Details of loan and borrowings

Details of the loans and borrowings as of June 30, 2025 and December 31, 2024 are as follows:

	June 30, 2025
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	4,212	9,207	—	13,419
Floating rate loan	EUR	92,769	12,467	1,797	107,033
Covenant Loan	EUR	4,560	52,586	—	57,146
		101,541	74,260	1,797	177,598
Borrowings
Fixed rate loan	EUR	239	1,422	2,286	3,947
		101,780	75,682	4,083	181,545

	December 31, 2024
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	5,703	7,099	—	12,802
Floating rate loan	EUR	114,804	3,203	2,735	120,742
Covenant Loan	EUR	11,078	49,850	—	60,928
		131,585	60,152	2,735	194,472
Borrowings
Fixed rate loan	EUR	225	742	3,030	3,997
		131,810	60,894	5,765	198,469

Summary of Movement in the derivative warrant liabilities

Movement in the derivative warrant liabilities during the six-months ended June 30, 2025 is summarized below:

	Public Warrant		Private Warrant		BBVA Warrant		Generac Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2024	5,259,119	142	8,883,333	239	1,007,894	204	13,102,971	1,583	28,253,317	2,168
Change in fair value of derivative warrant liabilities	—	(131)	—	(222)	—	(63)	—	(684)	—	(1,100)
Exchange differences	—	(11)	—	(17)	—	(21)	—	(150)	—	(199)
At June 30, 2025	5,259,119	—	8,883,333	—	1,007,894	120	13,102,971	749	28,253,317	869

Summary of Reconciliation of movements of liabilities to cash flows

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2025	198,469	2,168	36,406	237,043
Proceeds from loans	364,884	—	—	364,884
Principal paid on lease liabilities	—	—	(3,074)	(3,074)
Interest paid on lease liabilities	—	—	(892)	(892)
Repayments of loans	(380,741)	—	—	(380,741)
Interest and bank fees paid	(7,123)	—	—	(7,123)
Total changes from financing cash flows	(22,980)	—	(3,966)	(26,946)
The effect of changes in foreign exchange rates	(776)	(199)	(31)	(1,006)
Change in fair value of derivative warrant liabilities	—	(1,100)	—	(1,100)
New leases	—	—	1,545	1,545
Government loan receivable	(49)	—	—	(49)
Interest and bank fees expenses	6,881	—	892	7,773
Other	—	—	—	—
Total liability-related other changes	6,832	(1,100)	2,437	8,169
Balance at June 30, 2025	181,545	869	34,846	217,260

Summary of Trade and other financial payables

Details of trade and other financial payables as of June 30, 2025 and December 31, 2024 are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
Suppliers	33,160	23,517
Personnel (salaries payable)	4,101	5,390
Customer advances	165	145
Total	37,426	29,052

Summary of Trade payables subject to supplier finance arrangements

All trade payable subject to the supplier finance arrangements are included in current loans and borrowings in the consolidated statements of the financial position.

(In thousand Euros)	June 30, 2025	December 31, 2024
Carrying amount of liabilities
Presented within trade and other payables	—	886
Presented within loans and borrowings (*)	29,435	31,681
Liabilities that are part of the arrangements	Not applicable	136 days after the invoice date
Comparable trade payables that are not part of the arrangements	60 days after the invoice date	60 days after the invoice date
(*) The supplier has already received the payment for this amount.

There were no significant non-cash changes in the carrying amount of the trade payables.